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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-23652

DYNAMIC ALTERNATIVES FUND

(Exact name of registrant as specified in charter)

5025 Arlington Centre Blvd., Suite 300, Columbus, OH 43220

(Address of principal executive offices) (Zip code)

Timothy Burdick, Esq.

Ultimus Fund Solutions, LLC

4221 North 203rd Street, Suite 100

Elkhorn, NE 68022-3474

(Name and address of agent for service)

Registrant's telephone number, including area code: (631) 470-2649

Date of fiscal year end: September 30

Date of reporting period: July 1, 2022 - June 30, 2023

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (§§. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

Registrant: Dynamic Alternatives Fund										Item 1, Exhibit 1
Investment Company Act file number: 811-23652
Reporting Period: July 1, 2022 through June 30, 2023

FORM N-PX - PROXY VOTING RECORD REQUIREMENTS
	(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification		(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For/Against Management
1	FPA New Income, Inc	FPNIX	302544101	01-Jun-23	1A	Elect Director Sandra Brown	Management	Yes	For	For
2	FPA New Income, Inc	FPNIX	302544101	01-Jun-23	1A	Elect Director Sandra Brown	Management	Yes	Withhold	Against
3	FPA New Income, Inc	FPNIX	302544101	01-Jun-23	1A	Elect Director Sandra Brown	Management	Yes	For	For
4	FPA New Income, Inc	FPNIX	302544101	01-Jun-23	1A	Elect Director Sandra Brown	Management	Yes	For	For
5	FPA New Income, Inc	FPNIX	302544101	01-Jun-23	1A	Elect Director Sandra Brown	Management	Yes	For	For
6	FPA New Income, Inc	FPNIX	302544101	01-Jun-23	1A	Elect Director Sandra Brown	Management	Yes	For	For
7	FPA New Income, Inc	FPNIX	302544101	01-Jun-23	1B	Elect Director Robert F. Goldrich	Management	Yes	For	For
8	FPA New Income, Inc	FPNIX	302544101	01-Jun-23	1B	Elect Director Robert F. Goldrich	Management	Yes	For	For
9	FPA New Income, Inc	FPNIX	302544101	01-Jun-23	1B	Elect Director Robert F. Goldrich	Management	Yes	Withhold	Against
10	FPA New Income, Inc	FPNIX	302544101	01-Jun-23	1B	Elect Director Robert F. Goldrich	Management	Yes	Withhold	Against
11	FPA New Income, Inc	FPNIX	302544101	01-Jun-23	1B	Elect Director Robert F. Goldrich	Management	Yes	Withhold	Against
12	FPA New Income, Inc	FPNIX	302544101	01-Jun-23	1B	Elect Director Robert F. Goldrich	Management	Yes	For	For
13	FPA New Income, Inc	FPNIX	302544101	01-Jun-23	1C	Elect Director John P. Zader	Management	Yes	Withhold	Against
14	FPA New Income, Inc	FPNIX	302544101	01-Jun-23	1C	Elect Director John P. Zader	Management	Yes	For	For
15	FPA New Income, Inc	FPNIX	302544101	01-Jun-23	1C	Elect Director John P. Zader	Management	Yes	For	For
16	FPA New Income, Inc	FPNIX	302544101	01-Jun-23	1C	Elect Director John P. Zader	Management	Yes	Withhold	Against
17	FPA New Income, Inc	FPNIX	302544101	01-Jun-23	1C	Elect Director John P. Zader	Management	Yes	For	For
18	FPA New Income, Inc	FPNIX	302544101	01-Jun-23	1C	Elect Director John P. Zader	Management	Yes	For	For
19	FPA New Income, Inc	FPNIX	302544101	01-Jun-23	1D	Elect Director J. Richard Atwood	Management	Yes	Withhold	Against
20	FPA New Income, Inc	FPNIX	302544101	01-Jun-23	1D	Elect Director J. Richard Atwood	Management	Yes	For	For
21	FPA New Income, Inc	FPNIX	302544101	01-Jun-23	1D	Elect Director J. Richard Atwood	Management	Yes	Withhold	Against
22	FPA New Income, Inc	FPNIX	302544101	01-Jun-23	1D	Elect Director J. Richard Atwood	Management	Yes	Withhold	Against
23	FPA New Income, Inc	FPNIX	302544101	01-Jun-23	1D	Elect Director J. Richard Atwood	Management	Yes	For	For
24	FPA New Income, Inc	FPNIX	302544101	01-Jun-23	1D	Elect Director J. Richard Atwood	Management	Yes	Withhold	Against
25	FPA New Income, Inc	FPNIX	302544101	01-Jun-23	1E	Elect Director Maureen Quill	Management	Yes	Withhold	Against
26	FPA New Income, Inc	FPNIX	302544101	01-Jun-23	1E	Elect Director Maureen Quill	Management	Yes	Withhold	Against
27	FPA New Income, Inc	FPNIX	302544101	01-Jun-23	1E	Elect Director Maureen Quill	Management	Yes	Withhold	Against
28	FPA New Income, Inc	FPNIX	302544101	01-Jun-23	1E	Elect Director Maureen Quill	Management	Yes	For	For
29	FPA New Income, Inc	FPNIX	302544101	01-Jun-23	1E	Elect Director Maureen Quill	Management	Yes	Withhold	Against
30	FPA New Income, Inc	FPNIX	302544101	01-Jun-23	1E	Elect Director Maureen Quill	Management	Yes	Withhold	Against

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) DYNAMIC ALTERNATIVES FUND

By (Signature and Title) /s/Jeffrey G. Wilkins

Jeffrey G. Wilkins, President

Date: August 9, 2023

*Print the name and title of each signing officer under his or her signature.